BARCLAYS GLOBAL INVESTORS FUNDS

Supplement, dated October 21, 2008,

to the Prospectus, dated May 1, 2008

for the Class I Shares of the LifePath Portfolios

of Barclays Global Investors Funds

The information in this Supplement updates information in, and should be read in conjunction with, such Prospectus.

The last paragraph beginning on page 20, which continues on page 21, is hereby deleted and replaced with the following paragraph:

“Lehman Brothers,” “Lehman Brothers 1-3 Year U.S. Credit Index,” “Lehman Brothers 1-3 Year U.S. Treasury Index,” “Lehman Brothers 3-7 Year U.S. Treasury Index,” “Lehman Brothers 7-10 Year U.S. Treasury Index,” “Lehman Brothers 10-20 Year U.S. Treasury Index,” “Lehman Brothers 20+ Year U.S. Treasury Index,” “Lehman Brothers U.S. Aggregate Index,” “Lehman Brothers U.S. Credit Index,” “Lehman Brothers U.S. Government/Credit Index,” “Lehman Brothers Intermediate U.S. Credit Index,” “Lehman Brothers Intermediate U.S Government/ Credit Index,” “Lehman Brothers U.S. MBS Index,” “Lehman Brothers Short U.S. Treasury Index,” and the “Lehman Brothers U.S. Treasury TIPS Index” (collectively referred to as the “iShares Bond Fund Indexes”) are trademarks of Barclays Capital Inc. (“Barclays Capital”) and have been licensed for use for certain purposes by BGI. The iShares Lehman 1-3 Year Credit Bond Fund, iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 3-7 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 10-20 Year Treasury Bond Fund, iShares Lehman 20+ Year Treasury Bond Fund, iShares Lehman Aggregate Bond Fund, iShares Lehman Credit Bond Fund, iShares Lehman Government/Credit Bond Fund, iShares Intermediate Credit Bond Fund, iShares Lehman Intermediate Government/Credit Bond Fund, iShares Lehman MBS Bond Fund, iShares Lehman Short Treasury Bond Fund and the iShares Lehman TIPS Bond Fund are not sponsored or endorsed by Barclays Capital, and Barclays Capital does not make any representations or warranties, expressed or implied, regarding the advisability of investing in iShares. The iShares Bond Fund Indexes are maintained by Barclays Capital, which is a separate legal entity from BGI and BGFA. Neither BGI nor BGFA will have a role in maintaining the iShares Bond Fund Indexes.

Additionally, effective October 2008, the following information replaces similar information under the heading “Portfolio Managers” on pages 26-27:

Dagmar Nikles, Leslie Gambon and Dale Hogan (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Master Portfolios and act collaboratively on all aspects concerning the Master Portfolios. As of October 2008, Jim Chan is no longer responsible for the day-to-day management of the Master Portfolios. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities.

Ms. Nikles is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since June 2005. Ms. Nikles has been a member of the asset allocation portfolio management team since July 2003. From September 2002 to June 2003, Ms. Nikles was pursuing her Financial Risk Manager certification.

Ms. Gambon is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since May 2007. Ms. Gambon has been a member of the asset allocation portfolio management team since April 2007. Prior to becoming a member of the

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asset allocation portfolio management team, Ms. Gambon was an Active Equity Product Manager with BGI from 2001 to 2004 and in October 2004 became Head of Defined Contribution Portfolio Management at BGI.

Mr. Hogan is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since October 2008. Mr. Hogan has been a member of the asset allocation portfolio management team since May 2007. Prior to becoming a Portfolio Manager, Mr. Hogan was a derivatives trader with Credit Suisse from 2004 to 2006. From April 2002 through April 2004, Mr. Hogan was a currency trader at BGI.

The LifePath Portfolios’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the LifePath Portfolios that invest in the Master Portfolios for which they are Portfolio Managers.

Lastly, the last paragraph beginning on page 42, which continues on page 43, is hereby deleted and replaced with the following paragraph:

The iShares Lehman 1-3 Year Credit Bond Fund, iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 3-7 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 10-20 Year Treasury Bond Fund, iShares Lehman 20+ Year Treasury Bond Fund, iShares Lehman Aggregate Bond Fund, iShares Lehman Credit Bond Fund, iShares Lehman Government/Credit Bond Fund, iShares Lehman Intermediate Credit Bond Fund, iShares Lehman Intermediate Government/Credit Bond Fund, iShares Lehman MBS Bond Fund, iShares Lehman Short Treasury Bond Fund and the iShares Lehman TIPS Bond Fund (collectively, the “Barclays Capital Funds”) are not sponsored, endorsed or promoted by Barclays Capital. Barclays Capital makes no representation or warranty, express or implied, to the owners of shares of the Barclays Capital Funds or any member of the public regarding the advisability of owning or trading in the Barclays Capital Funds. The Barclays Capital Funds’ underlying indexes (the “Underlying Indexes”) are determined, composed and calculated by Barclays Capital without regard to the iShares Trust or the owners of shares of the Barclays Capital Funds. Barclays Capital has no obligation to take the needs of BGFA or the owners of shares of the Barclays Capital Funds into consideration in determining, composing or calculating the Underlying Indexes. Barclays Capital is not responsible for and has not participated in the determination or the timing of prices, or quantities of shares to be listed or in the determination or calculation of the equation by which shares are to be converted into cash. Barclays Capital has no obligation or liability in connection with the administration of iShares Trust or the marketing or trading of shares of the Barclays Capital Funds. Barclays Capital does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein. Barclays Capital shall have no liability for any errors, omissions or interruptions therein. Barclays Capital makes no warranty, express or implied, as to the results to be obtained by BGI and BGFA or owners of shares of the Barclays Capital Funds, or any other person or entity, from the use of the Underlying Indexes or any data included therein. Barclays Capital makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Barclays Capital have any liability for any lost profits or special, punitive, direct, indirect, or consequential damages even if notified thereof.

BGF-A-LPI1008

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BARCLAYS GLOBAL INVESTORS FUNDS

Supplement, dated October 21, 2008,

to the Prospectus, dated May 1, 2008

for the Class R Shares of the LifePath Portfolios

of Barclays Global Investors Funds

The information in this Supplement updates information in, and should be read in conjunction with, such Prospectus.

The last paragraph beginning on page 21, which continues on page 22, is hereby deleted and replaced with the following paragraph:

“Lehman Brothers,” “Lehman Brothers 1-3 Year U.S. Credit Index,” “Lehman Brothers 1-3 Year U.S. Treasury Index,” “Lehman Brothers 3-7 Year U.S. Treasury Index,” “Lehman Brothers 7-10 Year U.S. Treasury Index,” “Lehman Brothers 10-20 Year U.S. Treasury Index,” “Lehman Brothers 20+ Year U.S. Treasury Index,” “Lehman Brothers U.S. Aggregate Index,” “Lehman Brothers U.S. Credit Index,” “Lehman Brothers U.S. Government/Credit Index,” “Lehman Brothers Intermediate U.S. Credit Index,” “Lehman Brothers Intermediate U.S Government/ Credit Index,” “Lehman Brothers U.S. MBS Index,” “Lehman Brothers Short U.S. Treasury Index,” and the “Lehman Brothers U.S. Treasury TIPS Index” (collectively referred to as the “iShares Bond Fund Indexes”) are trademarks of Barclays Capital Inc. (“Barclays Capital”) and have been licensed for use for certain purposes by BGI. The iShares Lehman 1-3 Year Credit Bond Fund, iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 3-7 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 10-20 Year Treasury Bond Fund, iShares Lehman 20+ Year Treasury Bond Fund, iShares Lehman Aggregate Bond Fund, iShares Lehman Credit Bond Fund, iShares Lehman Government/Credit Bond Fund, iShares Intermediate Credit Bond Fund, iShares Lehman Intermediate Government/Credit Bond Fund, iShares Lehman MBS Bond Fund, iShares Lehman Short Treasury Bond Fund and the iShares Lehman TIPS Bond Fund are not sponsored or endorsed by Barclays Capital, and Barclays Capital does not make any representations or warranties, expressed or implied, regarding the advisability of investing in iShares. The iShares Bond Fund Indexes are maintained by Barclays Capital, which is a separate legal entity from BGI and BGFA. Neither BGI nor BGFA will have a role in maintaining the iShares Bond Fund Indexes.

Additionally, effective October 2008, the following information replaces similar information under the heading “Portfolio Managers” on pages 27-28:

Dagmar Nikles, Leslie Gambon and Dale Hogan (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Master Portfolios and act collaboratively on all aspects concerning the Master Portfolios. As of October 2008, Jim Chan is no longer responsible for the day-to-day management of the Master Portfolios. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities.

Ms. Nikles is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since June 2005. Ms. Nikles has been a member of the asset allocation portfolio management team since July 2003. From September 2002 to June 2003, Ms. Nikles was pursuing her Financial Risk Manager certification.

Ms. Gambon is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since May 2007. Ms. Gambon has been a member of the asset allocation portfolio management team since April 2007. Prior to becoming a member of the

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

asset allocation portfolio management team, Ms. Gambon was an Active Equity Product Manager with BGI from 2001 to 2004 and in October 2004 became Head of Defined Contribution Portfolio Management at BGI.

Mr. Hogan is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since October 2008. Mr. Hogan has been a member of the asset allocation portfolio management team since May 2007. Prior to becoming a Portfolio Manager, Mr. Hogan was a derivatives trader with Credit Suisse from 2004 to 2006. From April 2002 through April 2004, Mr. Hogan was a currency trader at BGI.

The LifePath Portfolios’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the LifePath Portfolios that invest in the Master Portfolios for which they are Portfolio Managers.

Lastly, the last paragraph beginning on page 42, which continues on page 43, is hereby deleted and replaced with the following paragraph:

The iShares Lehman 1-3 Year Credit Bond Fund, iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 3-7 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 10-20 Year Treasury Bond Fund, iShares Lehman 20+ Year Treasury Bond Fund, iShares Lehman Aggregate Bond Fund, iShares Lehman Credit Bond Fund, iShares Lehman Government/Credit Bond Fund, iShares Lehman Intermediate Credit Bond Fund, iShares Lehman Intermediate Government/Credit Bond Fund, iShares Lehman MBS Bond Fund, iShares Lehman Short Treasury Bond Fund and the iShares Lehman TIPS Bond Fund (collectively, the “Barclays Capital Funds”) are not sponsored, endorsed or promoted by Barclays Capital. Barclays Capital makes no representation or warranty, express or implied, to the owners of shares of the Barclays Capital Funds or any member of the public regarding the advisability of owning or trading in the Barclays Capital Funds. The Barclays Capital Funds’ underlying indexes (the “Underlying Indexes”) are determined, composed and calculated by Barclays Capital without regard to the iShares Trust or the owners of shares of the Barclays Capital Funds. Barclays Capital has no obligation to take the needs of BGFA or the owners of shares of the Barclays Capital Funds into consideration in determining, composing or calculating the Underlying Indexes. Barclays Capital is not responsible for and has not participated in the determination or the timing of prices, or quantities of shares to be listed or in the determination or calculation of the equation by which shares are to be converted into cash. Barclays Capital has no obligation or liability in connection with the administration of iShares Trust or the marketing or trading of shares of the Barclays Capital Funds. Barclays Capital does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein. Barclays Capital shall have no liability for any errors, omissions or interruptions therein. Barclays Capital makes no warranty, express or implied, as to the results to be obtained by BGI and BGFA or owners of shares of the Barclays Capital Funds, or any other person or entity, from the use of the Underlying Indexes or any data included therein. Barclays Capital makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Barclays Capital have any liability for any lost profits or special, punitive, direct, indirect, or consequential damages even if notified thereof.

BGF-A-LPR1008

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BARCLAYS GLOBAL INVESTORS FUNDS

Supplement, dated October 21, 2008,

to the Prospectus, dated May 1, 2008

for the Class S Shares of the LifePath Portfolios

of Barclays Global Investors Funds

The information in this Supplement updates information in, and should be read in conjunction with, such Prospectus.

The last paragraph beginning on page 20, which continues on page 21, is hereby deleted and replaced with the following paragraph:

“Lehman Brothers,” “Lehman Brothers 1-3 Year U.S. Credit Index,” “Lehman Brothers 1-3 Year U.S. Treasury Index,” “Lehman Brothers 3-7 Year U.S. Treasury Index,” “Lehman Brothers 7-10 Year U.S. Treasury Index,” “Lehman Brothers 10-20 Year U.S. Treasury Index,” “Lehman Brothers 20+ Year U.S. Treasury Index,” “Lehman Brothers U.S. Aggregate Index,” “Lehman Brothers U.S. Credit Index,” “Lehman Brothers U.S. Government/Credit Index,” “Lehman Brothers Intermediate U.S. Credit Index,” “Lehman Brothers Intermediate U.S Government/ Credit Index,” “Lehman Brothers U.S. MBS Index,” “Lehman Brothers Short U.S. Treasury Index,” and the “Lehman Brothers U.S. Treasury TIPS Index” (collectively referred to as the “iShares Bond Fund Indexes”) are trademarks of Barclays Capital Inc. (“Barclays Capital”) and have been licensed for use for certain purposes by BGI. The iShares Lehman 1-3 Year Credit Bond Fund, iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 3-7 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 10-20 Year Treasury Bond Fund, iShares Lehman 20+ Year Treasury Bond Fund, iShares Lehman Aggregate Bond Fund, iShares Lehman Credit Bond Fund, iShares Lehman Government/Credit Bond Fund, iShares Intermediate Credit Bond Fund, iShares Lehman Intermediate Government/Credit Bond Fund, iShares Lehman MBS Bond Fund, iShares Lehman Short Treasury Bond Fund and the iShares Lehman TIPS Bond Fund are not sponsored or endorsed by Barclays Capital, and Barclays Capital does not make any representations or warranties, expressed or implied, regarding the advisability of investing in iShares. The iShares Bond Fund Indexes are maintained by Barclays Capital, which is a separate legal entity from BGI and BGFA. Neither BGI nor BGFA will have a role in maintaining the iShares Bond Fund Indexes.

Additionally, effective October 2008, the following information replaces similar information under the heading “Portfolio Managers” on pages 26-27:

Dagmar Nikles, Leslie Gambon and Dale Hogan (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Master Portfolios and act collaboratively on all aspects concerning the Master Portfolios. As of October 2008, Jim Chan is no longer responsible for the day-to-day management of the Master Portfolios. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities.

Ms. Nikles is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since June 2005. Ms. Nikles has been a member of the asset allocation portfolio management team since July 2003. From September 2002 to June 2003, Ms. Nikles was pursuing her Financial Risk Manager certification.

Ms. Gambon is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since May 2007. Ms. Gambon has been a member of the asset allocation portfolio management team since April 2007. Prior to becoming a member of the

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

asset allocation portfolio management team, Ms. Gambon was an Active Equity Product Manager with BGI from 2001 to 2004 and in October 2004 became Head of Defined Contribution Portfolio Management at BGI.

Mr. Hogan is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since October 2008. Mr. Hogan has been a member of the asset allocation portfolio management team since May 2007. Prior to becoming a Portfolio Manager, Mr. Hogan was a derivatives trader with Credit Suisse from 2004 to 2006. From April 2002 through April 2004, Mr. Hogan was a currency trader at BGI.

The LifePath Portfolios’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the LifePath Portfolios that invest in the Master Portfolios for which they are Portfolio Managers.

Lastly, the last paragraph beginning on page 40, which continues on page 41, is hereby deleted and replaced with the following paragraph:

The iShares Lehman 1-3 Year Credit Bond Fund, iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 3-7 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 10-20 Year Treasury Bond Fund, iShares Lehman 20+ Year Treasury Bond Fund, iShares Lehman Aggregate Bond Fund, iShares Lehman Credit Bond Fund, iShares Lehman Government/Credit Bond Fund, iShares Lehman Intermediate Credit Bond Fund, iShares Lehman Intermediate Government/Credit Bond Fund, iShares Lehman MBS Bond Fund, iShares Lehman Short Treasury Bond Fund and the iShares Lehman TIPS Bond Fund (collectively, the “Barclays Capital Funds”) are not sponsored, endorsed or promoted by Barclays Capital. Barclays Capital makes no representation or warranty, express or implied, to the owners of shares of the Barclays Capital Funds or any member of the public regarding the advisability of owning or trading in the Barclays Capital Funds. The Barclays Capital Funds’ underlying indexes (the “Underlying Indexes”) are determined, composed and calculated by Barclays Capital without regard to the iShares Trust or the owners of shares of the Barclays Capital Funds. Barclays Capital has no obligation to take the needs of BGFA or the owners of shares of the Barclays Capital Funds into consideration in determining, composing or calculating the Underlying Indexes. Barclays Capital is not responsible for and has not participated in the determination or the timing of prices, or quantities of shares to be listed or in the determination or calculation of the equation by which shares are to be converted into cash. Barclays Capital has no obligation or liability in connection with the administration of iShares Trust or the marketing or trading of shares of the Barclays Capital Funds. Barclays Capital does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein. Barclays Capital shall have no liability for any errors, omissions or interruptions therein. Barclays Capital makes no warranty, express or implied, as to the results to be obtained by BGI and BGFA or owners of shares of the Barclays Capital Funds, or any other person or entity, from the use of the Underlying Indexes or any data included therein. Barclays Capital makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Barclays Capital have any liability for any lost profits or special, punitive, direct, indirect, or consequential damages even if notified thereof.

BGF-A-LPS1008

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BARCLAYS GLOBAL INVESTORS FUNDS

Supplement, dated October 21, 2008,

to the Statement of Additional Information, dated May 1, 2008 for the LifePath Portfolios – Class I, Class R and Class S

of Barclays Global Investors Funds

The information in this Supplement updates information in, and should be read in conjunction with, such Statement of Additional Information.

Effective October 2008, the following information replaces similar information under the heading “Portfolio Managers” on pages 38-41:

As of October 21, 2008, Jim Chan is no longer responsible for the day-to-day management of the Master Portfolios. As of the dates listed in the table below, the individuals named as Portfolio Managers of the Master Portfolios in the Prospectuses were primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts, as indicated in the table below:

Dagmar Nikles

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts	N/A	53	2
Net Assets as of 12/31/07	N/A	$17,911,000,000	$100,000

Leslie Gambon

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts	N/A	53	3
Net Assets as of 12/31/07	N/A	$17,911,000,000	$600,000

Dale Hogan

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts	N/A	53	3
Net Assets as of 9/30/08	N/A	$21,329,000,000	$300,000

Certain of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management are composed of securities the identity and amount of which are selected by a computer model that is based on prescribed, objective criteria using independent third-party data to replicate independently maintained indexes. The Portfolio Managers are required to manage each portfolio or account to meet those objectives. Pursuant to BGI and BGFA policy, investment opportunities are allocated equitably among the Master Portfolios and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Master Portfolios, seeking such investment opportunity. As a consequence, from time to time the Master Portfolios may receive a smaller allocation of an investment opportunity than they would have if the Portfolio Managers and BGFA and its affiliates did not manage other portfolios or accounts.

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Like the Master Portfolios, the other portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BGFA or BGI, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BGI an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay BGI a portion of that portfolio’s or account’s gains, or would pay BGI more for its services than would otherwise be the case if BGI meets or exceeds specified performance targets. By their very nature, incentive-based fee arrangements could present an incentive for BGI to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BGI has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, interestholders of the Master Portfolios should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is the potential for a conflict-of-interest, that may result in the Portfolio Managers’ favoring those portfolios or accounts with incentive-based fee arrangements.

The below table reflects, for each Portfolio Manager, the number of portfolios or accounts of the types enumerated in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees for those portfolios or accounts are based on the performance of those portfolios or accounts, as of December 31, 2007 (except as noted below).

Dagmar Nikles

	Number of Other Accounts with Performance-Based Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

Leslie Gambon

	Number of Other Accounts with Performance-Based Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

Dale Hogan*

	Number of Other Accounts with Performance-Based Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

*	Information is as of September 30, 2008.

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As of December 31, 2007 (except as noted below), the Portfolio Managers beneficially owned interests in each of the LifePath Portfolios that invest in Master Portfolios for which they are primarily responsible for the day-to-day management in amounts reflected in the following table:

LifePath Retirement Portfolio

	None	$1 to $10K	$10,001 to $50K	$50,001 to $100K	$100,001 to $500K	$500,001 to $1m	Over $1m
Dagmar Nikles	x
Leslie Gambon	x
Jim Chan	x
Dale Hogan*	x

LifePath 2010 Portfolio

	None	$1 to $10K	$10,001 to $50K	$50,001 to $100K	$100,001 to $500K	$500,001 to $1m	Over $1m
Dagmar Nikles	x
Leslie Gambon	x
Jim Chan	x
Dale Hogan*	x

LifePath 2020 Portfolio

	None	$1 to $10K	$10,001 to $50K	$50,001 to $100K	$100,001 to $500K	$500,001 to $1m	Over $1m
Dagmar Nikles	x
Leslie Gambon	x
Jim Chan	x
Dale Hogan*	x

LifePath 2030 Portfolio

	None	$1 to $10K	$10,001 to $50K	$50,001 to $100K	$100,001 to $500K	$500,001 to $1m	Over $1m
Dagmar Nikles	x
Leslie Gambon	x
Jim Chan	x
Dale Hogan*	x

LifePath 2040 Portfolio

	None	$1 to $10K	$10,001 to $50K	$50,001 to $100K	$100,001 to $500K	$500,001 to $1m	Over $1m
Dagmar Nikles	x
Leslie Gambon	x
Jim Chan	x
Dale Hogan*	x

LifePath 2050 Portfolio1

	None	$1 to $10K	$10,001 to $50K	$50,001 to $100K	$100,001 to $500K	$500,001 to $1m	Over $1m
Dagmar Nikles	N/A
Leslie Gambon	N/A
Jim Chan	N/A
Dale Hogan*	N/A

*	Information is as of September 30, 2008

[1]	As of December 31, 2007, LifePath 2050 Portfolio had not yet commenced operations.

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Lastly, the third paragraph on page 57 is hereby deleted and replaced with the following paragraph:

The iShares Lehman 1-3 Year Credit Bond Fund, iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 3-7 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 10-20 Year Treasury Bond Fund, iShares Lehman 20+ Year Treasury Bond Fund, iShares Lehman Aggregate Bond Fund, iShares Lehman Credit Bond Fund, iShares Lehman Government/Credit Bond Fund, iShares Lehman Intermediate Credit Bond Fund, iShares Lehman Intermediate Government/Credit Bond Fund, iShares Lehman MBS Bond Fund, iShares Lehman Short Treasury Bond Fund and the iShares Lehman TIPS Bond Fund (collectively, the “Barclays Capital Funds”) are not sponsored, endorsed or promoted by Barclays Capital. Barclays Capital makes no representation or warranty, express or implied, to the owners of shares of the Barclays Capital Funds or any member of the public regarding the advisability of owning or trading in the Barclays Capital Funds. The Barclays Capital Funds’ underlying indexes (the “Underlying Indexes”) are determined, composed and calculated by Barclays Capital without regard to the iShares Trust or the owners of shares of the Barclays Capital Funds. Barclays Capital has no obligation to take the needs of BGFA or the owners of shares of the Barclays Capital Funds into consideration in determining, composing or calculating the Underlying Indexes. Barclays Capital is not responsible for and has not participated in the determination or the timing of prices, or quantities of shares to be listed or in the determination or calculation of the equation by which shares are to be converted into cash. Barclays Capital has no obligation or liability in connection with the administration of the iShares Trust or the marketing or trading of shares of the Barclays Capital Funds. Barclays Capital does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein. Barclays Capital shall have no liability for any errors, omissions or interruptions therein. Barclays Capital makes no warranty, express or implied, as to the results to be obtained by BGI and BGFA or owners of shares of the Barclays Capital Funds, or any other person or entity, from the use of the Underlying Indexes or any data included therein. Barclays Capital makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Barclays Capital have any liability for any lost profits or special, punitive, direct, indirect, or consequential damages even if notified thereof.

BGF-SAILPIR1008

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FOR FUTURE REFERENCE